Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Account Value [Line Items]
Account Value									$ 11,139.85
Midas Magic
Account Value [Line Items]
Account Value		$ 24,845.61	$ 18,722.90	$ 24,437.32	$ 17,671.15	$ 15,545.93	$ 11,642.40	$ 13,133.25		$ 9,819.70	$ 10,182.11
Midas Fund
Account Value [Line Items]
Account Value		7,971.01	8,115.94	9,130.43	11,304.35	10,217.39	7,826.09	8,985.51	8,478.26	5,144.93	7,173.91
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index Benchmark (reflects no deduction for fees, expenses, or taxes)
Account Value		$ 31,152.79	$ 24,667.66	$ 30,122.93	$ 23,403.72	$ 19,766.65	$ 15,032.82	$ 15,721.42	$ 12,904.39	$ 11,525.89	$ 11,369.00